Reconciliation of Basic and Diluted Earnings (loss) per Share	12 Months Ended
Dec. 31, 2011
Reconciliation of Basic and Diluted Earnings (loss) per Share [Abstract]
Reconciliation of Basic and Diluted Earnings (loss) per Share
21.	Reconciliation of Basic and Diluted Earnings (loss) per Share

The following table sets forth the computation of basic and diluted earnings (loss) per share for the years indicated:

	For the years ended December 31,
	2011	2010	2009
Numerator:
Income (loss) from continuing operations	$(260,300,553)	$21,366,207	$(943,676,734)
Accretion of interest to noncontrolling interest attributable to
Semiconductor Manufacturing International Corporation from
continuing operations	(1,319,761)	—	—
Loss attributable to noncontrolling interest attributable to
Semiconductor Manufacturing International Corporation from
continuing operations	63,177	—	—
Net income (loss) attributable to Semiconductor Manufacturing
International Corporation from continuing operations	(261,557,137)	21,366,207	(943,676,734)
Deemed dividend on convertible preferred shares	(64,970,095)	—	—
Income (loss) attributable to holders of ordinary shares from
continuing operations	(326,527,232)	21,366,207	(943,676,734)
Net income (loss) attributable to Semiconductor Manufacturing
International Corporation from discontinued operations	14,741,100	(7,355,561)	(18,800,808)
Accretion of interest to noncontrolling interest attributable to
Semiconductor Manufacturing International Corporation from
discontinued operations	—	(1,050,000)	(1,059,663)
Loss attributable to noncontrolling interest attributable to
Semiconductor Manufacturing International Corporation from
discontinued operations	—	139,751	—
Income (loss) attributable to holders of ordinary shares from
discontinued operations	14,741,100	(8,265,810)	(19,860,471)
Denominator:
Weighted average ordinary shares outstanding — basic	27,435,853,922	24,258,437,559	22,359,237,084
Weighted average ordinary shares outstanding — diluted	27,435,853,922	25,416,597,405	22,359,237,084
Income (loss) per ordinary share:
Basic
— continuing operations	$(0.01)	$0.00	$(0.04)
— discontinued operations	$0.00	$(0.00)	$(0.00)
Diluted
— continuing operations	$(0.01)	$0.00	$(0.04)
— discontinued operations	$0.00	$(0.00)	$(0.00)

As of December 31, 2011, the Company has 3,057,405,086 ordinary share equivalents outstanding which were excluded from the computation of diluted loss per share, as their effect would have been anti-dilutive due to the net loss reported in such periods. In 2010, the Company has 1,774,346,656 ordinary share equivalents outstanding which were excluded from the computation of diluted earnings per share because the exercise price was greater than the average market price of the common shares. In 2009, the Company had 1,463,768,607 ordinary share equivalents outstanding which were excluded from the computation of diluted loss per share, as their effect would have been anti-dilutive due to the net loss reported in such periods.

The following table sets forth the securities comprising these anti-dilutive ordinary share equivalents for the years indicated:

	December 31,
	2011	2010	2009
Outstanding options to purchase ordinary shares	1,230,938,429	1,014,825,425	1,410,142,830
Outstanding unvested restricted share units	101,564,432	—	53,625,777
Warrant shares	1,724,902,225	759,521,231	—
	3,057,405,086	1,774,346,656	1,463,768,607